Basis of Presentation (Details Narrative)	1 Months Ended	9 Months Ended
	Aug. 16, 2016	Sep. 30, 2016
Notes to Financial Statements
State of incorporation		Delaware
Date of incorporation		Oct. 20, 1988
Trading symbol		MBVX
Reverse Stock Split	On August 16, 2016, we filed a certificate of amendment to our Amended and Restated Certificate of Incorporation to effect a 1-for-7.4 reverse stock split of our outstanding common stock in connection with the listing of our common stock on The NASDAQ Capital Market